Cover	Jul. 17, 2026
Cover [Abstract]
Document Type	S-3
Document Period End Date	Jul. 17, 2026
Entity Registrant Name	NEWTEKONE, INC.
Entity Incorporation, State or Country Code	MD
Entity Tax Identification Number	46-3755188
Entity Address, Postal Zip Code	33431
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001587987
Entity Filer Category	Accelerated Filer
Entity Small Business	false